Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	4.43
Maximum Aggregate Offering Price	$ 1,772,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 271.29
Offering Note

(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also registers an indeterminate number of additional shares of common stock of Airgain, Inc. (the “Registrant”) that may be issued pursuant to the Registrant’s 2021 Employment Inducement Incentive Award Plan (the “Plan”) as a result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

(2) Represents 400,000 shares of the Registrant’s common stock available for issuance pursuant to awards that may be granted under the Plan pursuant to the second amendment to the Plan.

(3) Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The maximum price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Capital Market on August 1, 2025, which date is within five business days prior to filing this Registration Statement.

(4) The Registrant does not have any fee offsets.